Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jun. 30, 2016	$ 12,035	$ 86,127,252	$ (79,096,934)	$ 7,042,353
Balance, Shares at Jun. 30, 2016	12,035,037
Issuance of restricted common stock	$ 6	(6)
Issuance of restricted common stock, Shares	6,125
Issuance of common stock for cashless exercises of warrants from consultants and Series A Preferred Stock warrant holder	$ 487	(487)
Issuance of common stock for cashless exercises of warrants from consultants and Series A Preferred Stock warrant holder, Shares	487,212
Stock-based compensation expense		704,452		704,452
Net loss			(6,286,521)	(6,286,521)
Balance at Jun. 30, 2017	$ 12,528	86,831,211	(85,383,455)	1,460,284
Balance, Shares at Jun. 30, 2017	12,528,374
Issuance of restricted common stock	$ 4			4
Issuance of restricted common stock, Shares	3,750
Issuance of common stock for cashless exercises of warrants from consultants and Series A Preferred Stock warrant holder	$ 18	(18)
Issuance of common stock for cashless exercises of warrants from consultants and Series A Preferred Stock warrant holder, Shares	17,746
Stock-based compensation expense		517,999		517,999
Issuance of warrants to promissory notes payable placement agent		200,658		200,658
Issuance of warrants to holders of promissory notes payable		1,268,831		1,268,831
Net loss			(8,960,852)	(8,960,852)
Balance at Jun. 30, 2018	$ 12,550	88,818,681	(94,344,307)	(5,513,076)
Balance, Shares at Jun. 30, 2018	12,549,870
Cumulative effect of write-off of derivative liability for adoption of ASU 2017-11		59,397		59,397
Adjusted Balances as at June 30, 2018	$ 12,550	88,878,078	(94,344,307)	(5,453,679)
Adjusted Balances as at June 30, 2018, Shares	12,549,870
Stock-based compensation expense		152,801		152,801
Net loss			(3,380,093)	(3,380,093)
Balance at Sep. 30, 2018	$ 12,550	89,030,879	(97,724,400)	(8,680,971)
Balance, Shares at Sep. 30, 2018	12,549,870
Balance at Jun. 30, 2018	$ 12,550	88,818,681	(94,344,307)	(5,513,076)
Balance, Shares at Jun. 30, 2018	12,549,870
Net loss				(10,509,403)
Balance at Dec. 31, 2018	$ 29,764	106,258,627	(104,853,710)	1,434,681
Balance, Shares at Dec. 31, 2018	29,764,210
Balance at Sep. 30, 2018	$ 12,550	89,030,879	(97,724,400)	(8,680,971)
Balance, Shares at Sep. 30, 2018	12,549,870
Stock-based compensation expense		263,044		263,044
Conversion of Notes and accrued interest	$ 10,731	11,794,102		11,804,833
Conversion of Notes and accrued interest, Shares	10,731,669
Equity units issued for cash	$ 6,483	5,170,602		5,177,085
Equity units issued for cash, Shares	6,482,671
Net loss			(7,129,310)	(7,129,310)
Balance at Dec. 31, 2018	$ 29,764	$ 106,258,627	$ (104,853,710)	$ 1,434,681
Balance, Shares at Dec. 31, 2018	29,764,210